ADVANCED SERIES TRUST

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

April 29, 2014

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Advanced Series Trust

Registration Nos. 033-24962 and 811-05186

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 17, 2014.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary